ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Loss
NOTE 13. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income is the combination of the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30,” Compensation - Retirement Benefits - Defined Benefit Plans – Pension” and the accumulated gains or losses from foreign currency translation adjustments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries into U.S. dollars using the period end exchange rate. Revenue and expenses were translated using the weighted average exchange rates for the reporting period.

As of September 30, 2011 and December 31, 2010, the components of accumulated other comprehensive loss were as follows:

	September 30,	December 31,
($ in thousands)	2011	2010

Additional minimum pension liability	$70	$70
Foreign currency translation adjustment	(151)	(132)
Ending balance	$(81)	$(62)

Accumulated other comprehensive income is the combination of the additional minimum liability related to the Company’s defined benefit pension plan, recognized pursuant to ASC 715-30,” Compensation - Retirement Benefits - Defined Benefit Plans – Pension” and the accumulated gains or losses from foreign currency translation adjustments. The Company translates foreign currencies of its German, Canadian and Mexican subsidiaries into U.S. dollars using the period end exchange rate. Revenue and expenses were translated using the weighted average exchange rates for the reporting period.

As of December 31, 2010 and 2009, the components of accumulated other comprehensive loss were as follows:

($ in thousands)	2010	2009

Additional minimum pension liability	$70	$28
Foreign currency translation adjustment	(132)	(114)
Ending balance	(62)	(86)